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REGENT EASTERN EUROPEAN FUND                           [Graphic:  USGI Logo]
                                                    a U.S. Global Investors Fund


EASTERN EUROPE

About the Portfolio Manager
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Dominic Bokor-Ingram is the portfolio manager and leads the investment team from his office in London. Regent also has offices in Kiev, Warsaw, Moscow, Hong Kong and Tokyo.

Regent Pacific Group Ltd., the sub-advisor is a specialist in emerging markets with extensive experience in Asia and Eastern Europe. Regent Pacific's wholly owned subsidiary, Regent Fund Management Ltd., serves as the sub-advisor and portfolio manager of the Regent Eastern European Fund.

Investment Profile
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The Fund searches  throughout the region for the best  opportunities  to achieve maximum  long-term  capital  gains.

Economic reform in Eastern Europe and the former Soviet Union has given rise to many investments with outstanding potential. The stock prices of many companies in the region understate the true value of the underlying assets they control.


SECTORS %
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Commercial Banks                        12.93%

Oil & Gas Extraction                    10.63%

Finance Services                         5.79%

Metals Mining                            5.61%

Chemicals                                5.61%

Electric Services                        5.59%

Manufacturing                            4.86%

Communications                           3.23%

Drugs                                    2.99%

Conglomerates                            2.81%


FUND PROFILE

For Portfolio
Management
Commentary
call our portfolio
direct hotline at
1-800-873-8637
option 6

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EQUITY PORTFOLIO HIGHLIGHTS                 (QUARTER ENDED JUNE 30, 1998)
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TOTAL RETURNS
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Year To Date                            -12.61%

Since Inception                          -1.43%

Total Assets:                            $7.703 million

Expense Ratio: as of Dec. 31, 1997        3.25%

CUSIP:                                    90330L402

Ticker Symbol:                            EUROX

Inception Date:                           3/31/97


TOP TEN HOLDINGS
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MOL Magyar Olaj-es Gazipari               8.15%

Hungarian Inv. Co. Lt                     4.44%

BorsodChem Rt.                            4.30%

Bank Peako                                4.09%

KGHM Polska Miedz                         4.05%

Unified Energy Sys.                       2.70%

Rostelecom                                2.48%

Graboplast                                2.46%

Budimex                                   2.34%

Big Bank Gdanski                          2.41%


Must be accompanied or preceded by a prospectus. Past performance is no guarantee of future results. Please read the prospectus carefully before investing. Investment returns and principal value will vary, and you may have a gain or loss when you sell shares. Call 1-800-US-FUNDS to receive additional information. The Fund's portfolio will change. There can be no guarantee that the Fund will continue to hold these securities in the future.